Condensed Financial Information of the Company (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in by operating activities			¥ (319,227)	¥ (8,668)
Net cash used in investing activities			(117,034)	(1,042,665)
Net cash provided by financing activities	(230,316)	(35,650)	176,546	732,306
Effect of exchange rate changes	(15,848)	(2,453)	(23,063)	33,033
Net increase/(decrease) in cash and cash equivalents and restricted cash	(246,164)	(38,103)	(282,778)	(285,994)
Cash and cash equivalents and restricted cash, at beginning of year	285,360	44,171	568,138	854,132
Cash and cash equivalents and restricted cash, at end of year	¥ 39,196	$ 6,068	¥ 285,360	¥ 568,138